Expense Example {- Technology Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Technology Portfolio - Technology Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835